Note Investment in equity investees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investment Summarized Financial Information Income Statement Abstract
Income Tax Expense Benefit	$ 78,784	$ (495,172)	$ 58,279
Equity Method Investee
Equity Method Investment Summarized Financial Information Income Statement Abstract
Revenues	852,160	643,632	715,966
Expenses	634,173	414,975	343,100
Income Tax Expense Benefit	47,434	33,920	43,993
Net income	170,553	194,737	$ 328,873
Equity Method Investment Summarized Financial Information Abstract
Total assets	7,640,819	7,647,048
Total liabilities	$ 5,778,619	$ 5,388,229